Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Research and development expense	$ 5,477	$ 2,696	$ 9,131	$ 5,304	$ 10,157	$ 6,889
General and administrative	2,904	609	5,860	1,113	3,547	1,843
Assets
Prepaid expenses and other current assets	769		769		1,013	0
Operating lease right-of-use assets	4,164		4,164		4,296	636
Other noncurrent assets	2,105		2,105		2,365	0
Liabilities
Accounts payable	1		1		5	0
Current portion of operating lease liabilities	559		559		495	133
Non-current operating lease liabilities	3,716		3,716		3,776	551
UMD and Duke [Member]
Related Party Transaction [Line Items]
Research and development expense	796	61	1,336	110	247	136
General and administrative	61	$ 9	130	$ 16	35	20
Assets
Prepaid expenses and other current assets	769		769		1,013
Operating lease right-of-use assets	4,164		4,164		4,296	636
Other noncurrent assets	2,105		2,105		2,365
Liabilities
Accounts payable	1		1		5
Current portion of operating lease liabilities	559		559		495	133
Non-current operating lease liabilities	$ 3,716		$ 3,716		$ 3,776	$ 551